9. Stockholders Deficit (Tables) (Q2)	15 Months Ended	6 Months Ended
	Mar. 31, 2014	Jun. 30, 2014 Quarter 2 [Member]
Common Stock Issuance
Transaction Type		Quantity	Valuation	Range of Value per Share

Recognition of unvested share compensation - Related Party	(1)	—	$31,250	$—
		—	$31,250	$—

Stock Option Activity
	Third Party	Related Party	Totals
Balance December 31, 2012	$—	$—	$—
Proceeds	2,000,000	—	2,000,000
Repayments	—	—	—
Conversion of note payable to convertible debt	180,000	50,000	230,000
Conversion of accrued interest into convertible debt	14,133	—	14,133
Less: gross debt discount recorded	(1,925,191)	—	(1,925,191)
Add: amortization of debt discount	92,304	—	92,304
Balance December 31, 2013	$361,245	$50,000	$411,245

			Weighted Average	Aggregate
		Weighted Average	Remaining Contractual Life	Intrinsic
	Options	Exercise Price	(In Years)	Value

Balance - December 31, 2013	300,000	0.375	4.67	—
Granted	—	—	—	—
Exercised	—	—	—	—
Forfeited/Cancelled	(100,000)	—	—	—
Balance - June 30, 2014 - outstanding	200,000	0.375	4.18	—

Balance - June 30, 2014 - exercisable	200,000	0.375	4.18	—

Warrant Activity
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value

Balance - December 31, 2012		$—
Granted	6,738,884	0.24	5.00
Exercised	(1,400,000)	0.001	—
Cancelled/Forfeited	(1,000,000)	0.001	—
Balance - December 31, 2013	4,338,884	$0.24	4.87	$—

All warrants are exercisable and fully vested on the grant date.

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)

Balance, December 31, 2012	—	$—
Granted	6,738,884	0.242	5.00
Exercised	(1,400,000)	—
Cancelled/Forfeited	(1,000,000)	—
Balance, December 31, 2013	4,338,884	0.242	4.9
Granted	5,390,100	0.375	5.00
Exercised
Cancelled/Forfeited	—	—
Balance, June 30, 2014	9,728,984	0.375	4.7